SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation	$ 239	$ 131	$ 44
Research and development expenses, net	5,215	4,163	1,523
Research and Development Expense [Member]
Payroll and related expenses	3,308	1,824	507
Subcontractors	697	1,212	625
Materials	388	945	301
Operating lease expenses	208	189	47
Depreciation	211	130	44
Maintenance	223	136	174
Other	298	86	14
Research and development expenses gross	5,333	4,522	1,712
Less – grants from governments and others	(118)	(359)	(189)
Research and development expenses, net	$ 5,215	$ 4,163	$ 1,523